Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Reconciliation of Federal Statutory Income Tax Rate and Effective Income Tax Rate
A reconciliation of the federal statutory income tax rate and the Company’s effective income tax rate is as follows:

	Year ended December 31,
	2015	2014	2013
Federal statutory income tax rate	(34.0)%	34.0%	34.0%
State income taxes	(5.3)%	5.3%	5.3%
Change in valuation allowance	32.6%	(41.0)%	(43.3)%
Research and development and other credits	7.8%	4.5%	31.7%
Permanent items	(0.3)%	(0.7)%	(5.9)%
Alternative minimum tax	(1.7)%	—%	—%
Other	(0.8)%	—%	—%
Expiring state net operating loss carryforward	—%	(2.1)%	(21.8)%
Effective income tax rate	(1.7)%	—%	—%

Significant Components of Net Deferred Tax Assets
The significant components of the Company’s net deferred tax assets consist of the following (in thousands):

	December 31,
	2015	2014
Net operating loss carryforwards	$35,511	$44,186
Deferred revenue	3,995	6,215
Research and development and other credit carryforwards	9,666	7,728
Other	2,769	1,863
	51,941	59,992
Valuation allowance	(51,941)	(59,992)
Net deferred tax assets	$—	$—